Stockholders' Equity - Additional Information (Details) - USD ($)	3 Months Ended		5 Months Ended	8 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Class Of Stock [Line Items]
Common stock, shares authorized	45,000,000			45,000,000	38,500,000	31,718,068
Common stock, shares issued	9,361,526			9,361,526	7,558,601	7,213,730
Common stock, shares outstanding	9,361,526			9,361,526	7,558,601	7,213,730
Common stock, par value	$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Decarbonization Plus Acquisition Corporation Iii
Class Of Stock [Line Items]
Founder shares percentage			20.00%	20.00%
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000	1,000,000
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued	0	0	0	0
Preferred stock, shares outstanding	0	0	0	0
Warrant price per share	$ 11.50			$ 11.50
Warrants, exercise period following business combination			30 days	30 days
Warrants, expiration period	5 years	5 years	5 years	5 years
Number of fractional warrants be issued			0	0
Number of option days granted to underwriters			45 days
Warrants granted for additional purchase if required		5,250,000	5,250,000
Warrants exercise price percentage			115.00%	115.00%
Public warrants, exercise period following IPO			12 months	12 months
Maximum threshold period for filing registration statement after business combination			15 days	15 days
Public warrants expire trading days			30 days
Change in fair value of warrant liabilities	$ 8,737,362	$ (21,283,334)	$ (21,166,668)	$ (12,429,306)
Decarbonization Plus Acquisition Corporation Iii | Public Warrants [Member]
Class Of Stock [Line Items]
Redemption price per warrant			$ 0.01	$ 0.01
Redemption period			30 days	30 days
Weighted average trading days			20 days
Minimum threshold price of common stock specified to send notice of redemption to the warrant holders			$ 18.00	$ 18.00
Warrants outstanding	11,666,667	11,666,667	11,666,667	11,666,667
Decarbonization Plus Acquisition Corporation Iii | Private Placement Warrants [Member]
Class Of Stock [Line Items]
Redemption price per warrant			$ 0.10	$ 0.10
Redemption period			30 days	30 days
Minimum threshold price of common stock specified to send notice of redemption to the warrant holders			$ 10.00	$ 10.00
Maximum threshold price of common stock specified to send notice of redemption to the warrant holders			$ 18.00	$ 18.00
Warrants outstanding	6,666,667	6,666,667	6,666,667	6,666,667
Decarbonization Plus Acquisition Corporation Iii | Maximum | Decarbonization Plus Acquisition Corporation Three
Class Of Stock [Line Items]
Business combination issue price		$ 9.20	$ 9.20
Decarbonization Plus Acquisition Corporation Iii | Common Class A [Member]
Class Of Stock [Line Items]
Common stock, shares authorized	250,000,000	250,000,000	250,000,000	250,000,000
Common stock, shares issued	0	0	0	0
Common stock, shares outstanding	0	0	0	0
Common stock subject to possible redemption	35,000,000	35,000,000	35,000,000	35,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares issued, including redemption of shares		35,000,000	35,000,000
Common stock shares outstanding including redemption of shares		35,000,000	35,000,000
Number of securities called by each warrant	1	1	1	1
Number of fractional warrants be issued			0
Redemption period			10 days
Decarbonization Plus Acquisition Corporation Iii | Common Class A [Member] | Public Warrants [Member]
Class Of Stock [Line Items]
Redemption period			30 days
Decarbonization Plus Acquisition Corporation Iii | Common Class A [Member] | I P O [Member]
Class Of Stock [Line Items]
Number of shares in a unit			1
Number of securities called by each warrant		1	1
Warrant price per share	$ 11.50	$ 11.50	$ 11.50	$ 11.50
Decarbonization Plus Acquisition Corporation Iii | Common Class B [Member]
Class Of Stock [Line Items]
Common stock, shares authorized	20,000,000	20,000,000	20,000,000	20,000,000
Common stock, shares issued	8,750,000	8,750,000	8,750,000	8,750,000
Common stock, shares outstanding	8,750,000	8,750,000	8,750,000	8,750,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Decarbonization Plus Acquisition Corporation Iii | Founder Shares [Member]
Class Of Stock [Line Items]
Number of shares to be forfeited if overallotment option is not exercised			1,312,500	1,312,500